Business Combinations (Details Narrative)		3 Months Ended	6 Months Ended
	Mar. 25, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)
Statement Line Items [Line Items]
Sales revenue			€ 13,904,000	€ 8,969,000
Cutanea Life Sciences, Inc [Member]
Statement Line Items [Line Items]
Acquisition percentage	100.00%
Acquisition description	Biofrontera acquired Cutanea for an initial purchase price of USD 1.00. Maruho will provide up to USD 7.3 million in start-up financing for Cutanea's redesigned business activities (start-up costs). A purchase price equal to the start-up costs actually paid must be paid to Maruho by 2023.
Sales revenue		€ 546,000
Contribution to sales revenue			€ 1,351,000
Cutanea Life Sciences, Inc [Member] | USD [Member]
Statement Line Items [Line Items]
Initial purchase price | $	$ 1
Start-up costs | $	$ 7,300,000